ACCRUED EXPENSES AND OTHER PAYABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
5. ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables as of September 30, 2015 and December 31, 2014 consisted of:

	September 30,	December 31,
	2015	2014

Trading and clearing system	$122,830	$399,195
Accruals for promotional services related to trading platform	-	894,481
Accruals for professional fees	55,158	73,420
Accruals for consulting fees	201,645	413,900
Accruals for office rental	5,089	11,437
Accruals for Artwork Storage	138,545	-
Payroll payables	3,032	297
Other payables	7,842	98,795
Total accrued expenses and other payables	$534,141	$1,891,525

5. ACCOUNT PAYABLES AND OTHER ACCRUALS

Account payables and other accruals as of December 31, 2014 and 2013 consisted of:

	December 31,	December 31,
	2014	2013

Trading and clearing system	$1,293,676	$535,877
Accruals for professional fees	73,420	7,590
Accruals for consulting fees	413,900	-
Accruals for office rental	11,437	19,901
Payroll payables	297	1,705
Other payables	98,795	2,639
Total Account payables and other accruals	$1,891,525	$567,712